Employee Benefits - Schedule of Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of fair value of plan assets [line items]
Total plan assets	¥ 342,503	¥ 333,392
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Cash and cash equivalent	10,106	9,625
Others	(1,069)	199
Total plan assets	76,442	60,298
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	72,556	95,859
Cash and cash equivalent	0	0
Others	26,361	15,966
Total plan assets	266,061	273,094
Japan
Disclosure of fair value of plan assets [line items]
Total plan assets	225,363	231,038
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	10,156	11,789
Bonds	1,296	1,441
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	2,713	3,520
Bonds	15,876	16,846
Foreign
Disclosure of fair value of plan assets [line items]
Total plan assets	117,140	102,354
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	34,924	23,849
Bonds	21,028	13,395
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	101,870	96,744
Bonds	¥ 46,683	¥ 44,159